Long-term Debt (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 13, 2018
Debt Instrument [Line Items]
Long-term Debt, gross	$ 1,041	$ 1,042	$ 643
Less: Unamortized debt discount and debt issuance costs	(18)	(19)	(19)	$ (10)	$ (12)
Total debt, net of unamortized debt discount and debt issuance costs	1,023	1,023	624
Less: Current portion of long-term debt	3	3	7
Long-term debt, non-current, net of unamortized debt discount and debt issuance costs	1,020	1,020	617
Senior secured initial term loans | Senior Secured Credit Agreement
Debt Instrument [Line Items]
Long-term Debt, gross	241	242	244
Senior secured new tranche B-3 term loans | Senior Secured Credit Agreement
Debt Instrument [Line Items]
Long-term Debt, gross	$ 800	800
Revolving Credit Facility
Debt Instrument [Line Items]
Long-term Debt, gross						$ 50
Revolving Credit Facility | Senior Secured Credit Agreement
Debt Instrument [Line Items]
Less: Unamortized debt discount and debt issuance costs		$ (19)	$ (19)